TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
In respect of:
Net operating loss carry forward	$ 39,280	$ 34,835
Research and development expenses	5,153	7,133
Other	875	1,085
Less - valuation allowance	$ (45,308)	(43,053)	$ (34,947)	$ (26,166)
Net deferred tax assets